Other Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Other Expenses
Schedule of other expenses

	2012	2011	2010
	(Dollars in thousands)
Lease charges	1,350	(3,062)	91,216
Effect of derivatives(a)(c)	654	9,808	47,787
Provision for loss on asset value guarantees(b)	31,266	—	—
Charges relating to three notes receivable	—	21,898	—
Provision for loss on finance and sales-type leases	—	23,088	—
Flight equipment rent(c)	18,000	18,000	18,000
Aircraft engine order cancellation	—	20,000	—

	51,270	89,732	157,003

(a)
See Note U—Derivative Financial Instruments for more information on derivative transactions.

(b)
Relating to reserves recorded on three aircraft asset value guarantees.

(c)
Previously presented separately on the Consolidated Income Statement.